Organization and Nature of Business (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Organization And Nature Of Business 1		100,000,000
Organization And Nature Of Business 2		$ 0.001
Organization And Nature Of Business 3		14
Organization And Nature Of Business 4		50.00%
Organization And Nature Of Business 1	100,000,000
Organization And Nature Of Business 2	$ 0.001
Organization And Nature Of Business 3	14
Organization And Nature Of Business 4	50.00%